INCOME TAX - Effective Tax Reconciliation (FY) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liability	(6.10%)
Valuation allowance	(14.90%)	(21.00%)
Income tax provision	0.00%	0.00%